Lease liabilities (non-current and current) - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 70,893	€ 78,069
Later than one year [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	13,629	13,054
One to five years (member)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	39,294	42,309
More than 5 years [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 17,970	€ 22,706